Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 15, 2024	Nov. 30, 2023	Jun. 30, 2025	Dec. 31, 2023
Schedule of Convertible Notes Payable - Net [Abstract]
Balance			$ 1,370,009	$ 507,136
Proceeds (face amount of note)	$ 40,000		750,000	222,873
Reclassifications		$ 640,000		640,000
Balance			$ 1,370,009	$ 1,370,009